OTHER NON-CURRENT ASSETS ( Schedule of allocation of rental expense) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Allocation of rental expense
Total operating lease expenses	$ 2,692
Short-term lease expenses	2,340
Total lease expenses	5,032
Cost of revenues
Allocation of rental expense
Total operating lease expenses	374
General and administrative expenses
Allocation of rental expense
Total operating lease expenses	951
Selling and marketing expenses
Allocation of rental expense
Total operating lease expenses	$ 1,367